Note 14 - Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Shares	Weighted- average Exercise Price Per Share

Outstanding, January 1, 2021	12,150	$8.78
Exercised	(12,150)	8.78

Outstanding, December 31, 2021	-	$-

Exercisable, December 31, 2021	-	$-

Share-Based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
	Units	Weighted- average Grant Date Fair Value Per Unit
Nonvested at January 1, 2022	76,933	$23.01
Granted	25,414	24.80
Vested	(25,263)	20.95
Forfeited	(13,438)	-
Nonvested at December 31, 2022	63,646	$24.34
Expected to vest at December 31, 2022	47,236	$23.97